Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation
Stock-Based Compensation

9. Stock-Based Compensation

2020 Long-Term Incentive Plan

Our 2020 Long-Term Incentive Plan (the “2020 Plan”) provides for the granting of stock appreciation rights, stock awards, stock units, and other stock-based awards and for accelerated vesting under certain change of control transactions. The number of shares of our common stock available for issuance under the 2020 plan will automatically increase on January 1 of each year through 2030, by an amount equal to the smaller of (a) 4% of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (b) an amount determined by the Board of Directors (the “Evergreen Provision”). On January 1, 2025, the number of shares of common stock available for issuance under the 2020 Plan automatically increased by 3,387,323 shares pursuant to the Evergreen Provision. As of December 31, 2024, there were 946,907 shares available for future grants under the 2020 Plan.

The 2020 Plan replaced all prior equity award plans and such plans have been discontinued. However, the awards outstanding under the prior equity award plans will continue to remain in effect in accordance with their terms. Awards that are forfeited under these prior plans upon cancellation, termination or expiration will not be available for grant under the 2020 Plan. As of December 31, 2024, a total of 469,694 shares of common stock were reserved for issuance related to the remaining outstanding equity awards granted under the prior plans.

2022 Inducement Plan

On January 25, 2022, the Board of Directors approved the adoption of our 2022 Inducement Plan (the “2022 Inducement Plan”). The 2022 Inducement Plan was recommended for approval by the Compensation Committee of the Board (the “Compensation Committee”), and subsequently approved and adopted by the Board of Directors without stockholder approval pursuant to Rule 5635(c)(4) of the rules and regulations of The Nasdaq Stock Market, LLC (the “Nasdaq Listing Rules”).

310,000 shares of our common stock were reserved for issuance pursuant to equity awards that may be granted under the 2022 Inducement Plan, and the 2022 Inducement Plan will be administered by the Compensation Committee. In accordance with Rule 5635(c)(4) of the Nasdaq Listing Rules, equity awards under the 2022 Inducement Plan may only be made to an employee who has not previously been an employee or member of the Board of Directors, or following a bona fide period of non-employment by us, if he or she is granted such equity awards in connection with his or her commencement of employment with us and such grant is an inducement material to his or her entering into employment with us. As of December 31, 2024, a total of 27,608 shares were available for issuance under the 2022 Inducement Plan.

Employee Stock Purchase Plan

In November 2020, stockholders approved the Liquidia Corporation 2020 Employee Stock Purchase Plan (the “ESPP”). The number of shares of our common stock available for issuance under the ESPP will automatically increase on January 1 of each year through 2030, by the lesser of (a) 1.0% of the number of shares of common stock issued and outstanding on the immediately preceding December 31, (b) 150,000 shares, or (c) an amount determined by the Board of Directors. On January 1, 2025, the number of shares of common stock available for issuance under the ESPP increased by 150,000 shares. As of December 31, 2024, a total of 534,742 shares of common stock are reserved for issuance under the ESPP. The ESPP allows eligible employees to purchase shares of our common stock at a discount through payroll deductions, subject to plan limitations. Unless otherwise determined by the administrator, the common stock will be purchased for the accounts of employees participating in the ESPP at a price per share that is 85% of the lesser of the fair market value of our common stock on the first and last trading day of the offering period. During the years ended December 31, 2024 and 2023, 172,395 and 140,922 shares were issued under the ESPP, respectively.

Stock-Based Compensation Valuation and Expense

We account for employee stock-based compensation plans using the fair value method. The fair value method requires us to estimate the grant-date fair value of stock-based awards and amortize this fair value to compensation expense over the requisite service period or vesting term. The fair value of each option grant is estimated using a Black-Scholes option-pricing model. For restricted stock units (“RSUs”) and performance stock units (“PSUs”), the grant-date fair value is based upon the market price of our common stock on the date of the grant. This fair value is then amortized to compensation expense over the requisite service period or vesting term.

Total stock-based compensation expense recognized for employees and non-employees was as follows:

	Year Ended
	December 31,
By Expense Category:	2024	2023
Cost of revenue	$225	$—
Research and development	3,489	2,294
General and administrative	15,092	7,795
Total stock-based compensation expense	$18,806	$10,089

The following table summarizes the unamortized compensation expense and the remaining years over which such expense would be expected to be recognized, on a weighted average basis, by type of award:

	As of December 31, 2024
		Weighted
		Average
		Remaining
		Recognition
	Unamortized	Period
	Expense	(Years)
Stock options	$8,138	1.4
Restricted and performance stock units	$22,615	2.3

Fair Value of Stock Options Granted and Purchase Rights Issued under the ESPP

We use the Black-Scholes option-pricing model to determine the fair value of stock options granted and purchase rights issued under the ESPP.

The following table summarizes the assumptions used for estimating the fair value of stock options granted under the Black-Scholes option-pricing model:

	Year Ended
	December 31,
	2024	2023
Expected dividend yield	—	—
Risk-free interest rate	3.98%	3.46% - 4.73%
Expected volatility	90%	90% - 95%
Expected life (years)	6.1	5.8 - 6.1

The following table summarizes the assumptions used for estimating the fair value of purchase rights granted to employees under the ESPP under the Black-Scholes option-pricing model:

	Year Ended
	December 31,
	2024	2023
Expected dividend yield	—	—
Risk-free interest rate	4.80% - 5.27%	5.20% - 5.47%
Expected volatility	62% - 72%	60% - 64%
Expected life (years)	0.50	0.50

The following describes our methodology for determining each assumption:

Expected Dividend Yield: The dividend yield percentage is zero because we have not historically paid dividends and do not expect to for the foreseeable future.

Risk-Free Interest Rate: The risk-free interest rate is based on the U.S. Treasury yield curve approximating the term of the expected life of the award in effect on the date of grant.

Expected Volatility: Expected stock price volatility is based on a weighted average of several peer public companies and the historical volatility of our common stock during the period for which it has traded since the initial public offering. For purposes of identifying peer companies, we considered characteristics such as industry, length of trading history and similar vesting terms.

Expected Life: The expected life represents the period the awards are expected to be outstanding. Our historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term because of a lack of sufficient data. Therefore, we estimate the expected term by using the simplified method.

Stock Options

Options generally vest over a four-year period in multiple tranches.

The following table summarizes stock option activity during the year ended December 31, 2024:

			Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2023	9,573,937	$4.80
Granted	7,500	12.86
Exercised	(380,096)	4.66
Cancelled	(192,336)	7.24
Outstanding as of December 31, 2024	9,009,005	$4.76	6.8	$63,218
Exercisable as of December 31, 2024	7,039,951	$4.52	6.6	$51,127
Vested and expected to vest as of December 31, 2024	8,806,504	$4.74	6.8	$62,022

The weighted average fair value for options granted during the years ended December 31, 2024 and 2023 was $9.84 and $5.09 per share, respectively. The aggregate intrinsic value of stock options in the table above represents the difference between the $11.76 closing price of our common stock as of December 31, 2024 and the exercise price of outstanding, exercisable, and vested and expected to vest in-the-money stock options.

Additional information related to our stock options is summarized below:

	December 31,
	2024	2023
Cash proceeds from options exercised	$1,771	$495
Aggregate intrinsic value of options exercised	$2,907	$468
Fair value of options vested	$6,773	$10,143

Restricted and Performance Stock Units

RSUs represent the right to receive shares of our common stock at the end of a specified time period and/or upon the achievement of a specific milestone. RSUs can only be settled in shares of our common stock. RSUs generally vest over a four-year period similar to stock options granted to employees. RSUs granted to directors generally vest over a one-year period.

PSUs granted during 2024 included 520,526 performance-based RSUs granted to our executive officers. These PSUs vest upon the later of (a) time-based vesting conditions and (b) the first commercial sale of YUTREPIA in the United States and are considered probable of vesting. The time-based vesting condition means 25% of the performance-based RSUs vest one year after grant date and quarterly thereafter for three years, subject to the executive’s continued service.

The tax withholding method used for most RSUs and PSUs is the sell-to-cover method, in which shares with a market value equivalent to the tax withholding obligation are sold on behalf of the holder of the RSUs and PSUs upon vesting and settlement to cover the tax withholding liability and the cash proceeds from such sales are remitted to taxing authorities by us. In circumstances where the sell-to-cover method is not used, the holder of the RSUs or PSUs is required to remit cash to us to cover the tax withholding liability and the cash is then remitted to taxing authorities by us.

The following table summarizes our RSU and PSU activity during the year ended December 31, 2024:

		Weighted
		Average
		Grant-Date
	Number of	Fair Value
	RSUs	(per RSU)
Unvested as of December 31, 2023	1,657,978	$6.41
Granted	2,164,377	12.56
Vested	(725,038)	6.48
Forfeited	(149,268)	8.32
Unvested as of December 31, 2024	2,948,049	$10.82